Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of March 31, 2025 and December 31, 2024 (in thousands):

	As of March 31,	As of December 31,
	2025	2024
Prepaid research and development expenses	$1,113	$18
Other prepaid expenses	35	54
Total prepaid expenses and other current assets	$1,148	$72

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Prepaid research and development expenses	$18	$3,203
Other prepaid expenses	54	36
Total prepaid expenses and other current assets	$72	$3,239